Events After the End of the Reporting Period - Additional information (Detail) - JERA Scarborough Pty Ltd [Member] - Sale and Purchase Agreement to Acquire a Stake in Joint Venture [Member]
$ in Millions
Feb. 23, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Payable for the acquistion of joint venture	$ 740
Percentage of participating interest to be acquired in the joint venture	15.10%